STOCK BASED COMPENSATION - Stock-based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
STOCK BASED COMPENSATION
Stock-based compensation expense	$ 1,534	$ 3,857	$ 9,449	$ 9,125
Stock options
STOCK BASED COMPENSATION
Stock-based compensation expense	1,534	3,857	9,449	9,125
Stock options | Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
STOCK BASED COMPENSATION
Stock-based compensation expense	240	347
Stock options | Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpenses
STOCK BASED COMPENSATION
Stock-based compensation expense			1,001	677
Stock options | Location, Statement of Income, Balance [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
STOCK BASED COMPENSATION
Stock-based compensation expense	$ 1,294	$ 3,510	$ 8,448	$ 8,448